Share-based payments (Details)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-based payments (Details)
Outstanding,Beginning	148,433	148,433
Exercised	0	0
Outstanding,Ending	148,433	148,433
Thereof vested	148,433	148,433